Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Total revenues (in dollars)	$ 5,380,526	$ 3,975,935	$ 2,743,445	$ 1,593,937	$ 1,385,957	$ 1,617,613	$ 1,338,208	$ 1,135,510	$ 326,436	$ 9,029,140	$ 2,979,894	$ 9,699,274	$ 4,417,767	$ 1,310,473
Total cost of sales	5,179,465	3,764,744	2,576,029	1,488,850	1,303,076	1,481,890	1,204,545	1,053,690	298,985	8,713,518	2,791,926	9,132,699	4,039,110	1,217,023
Net income (loss)	(15,879)	43,146	24,052	(932)	(17,508)	22,341	40,477	10,082	(24,710)	(55,789)	(18,440)	48,758	48,190	7,864
Net income (loss) attributable to parent equity (in dollars)	$ (19,224)	$ 42,331	$ 23,898	$ (941)	$ (17,633)	$ 22,341	$ 40,176	$ 10,073	$ (24,650)	$ (59,199)	$ (18,574)	$ 47,655	$ 47,940	$ 7,876
Common Units
Earnings (loss) per unit, basic and diluted -
Earnings (loss) per unit, basic and diluted -	$ (0.34)	$ 0.46	$ 0.27	$ (0.05)	$ (0.35)	$ 0.39	$ 0.75	$ 0.18	$ (0.76)	$ (0.93)	$ (0.37)	$ 0.51	$ 0.96	$ 0.32
Weighted average units outstanding (in shares)	88,331,653	73,421,309	67,941,726	58,909,389	47,703,313	47,665,015	46,364,381	44,831,836	26,529,133	81,267,742	53,336,969	61,970,471	41,353,574	15,169,983
Subordinated Units
Earnings (loss) per unit, basic and diluted -
Earnings (loss) per unit, basic and diluted -		$ 0.46	$ 0.23	$ (0.09)	$ (0.46)	$ 0.39	$ 0.75	$ 0.18	$ (0.77)			$ 0.32	$ 0.93	$ 0.58
Weighted average units outstanding (in shares)	5,919,346	5,919,346	5,919,346	5,919,346	5,919,346	5,919,346	5,919,346	5,919,346	5,919,346		5,919,346	5,919,346	5,919,346	5,175,384